CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Sep. 30, 2017
CURRENT ASSETS
Cash	$ 6,426	$ 8,466
Deposit	14,585	264
Prepayment	1,324	18,343
TOTAL CURRENT ASSETS	22,335	27,073
NON-CURRENT ASSETS
Property and equipment, net	114	4,877
TOTAL NON-CURRENT ASSETS	114	4,877
TOTAL ASSETS	22,449	31,950
CURRENT LIABILITIES
Accounts payable	22,100	256,242
Due to related parties	61,776	1,154,424
Accrued liabilities and other payables	187,920	298,700
TOTAL CURRENT LIABILITIES	271,796	1,709,366
NON-CURRENT LIABILITIES
Notes payable	0	1,921,991
Notes payable - related parties	0	434,722
TOTAL NON-CURRENT LIABILITIES	0	2,356,713
TOTAL LIABILITIES	271,796	4,066,079
Commitments and Contingencies	0	0
STOCKHOLDERS' DEFICIT
Ordinary shares: $ 0.0001 par value; Authorized: 250,000,000 shares; 104,524,189 and 89,504,000 shares issued and outstanding as of September 30, 2018 and 2017	10,453	8,951
Additional paid-in capital	30,264,550	25,404,058
Accumulated deficit	(30,618,937)	(29,773,496)
Accumulated other comprehensive income	94,587	93,905
Total UMeWorld Limited stockholders' deficit	(249,347)	(4,266,582)
Noncontrolling interest	0	232,453
TOTAL STOCKHOLDERS' DEFICIT	(249,347)	(4,034,129)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT	$ 22,449	$ 31,950